Fair Value Measurements (Fair Value, Option, Quantitative Disclosures) (Detail) $ in Millions		12 Months Ended
		Dec. 31, 2017 USD ($) $ / MWh $ / DTH $ / gal	Dec. 31, 2016 USD ($)
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		$ 307	$ 279
Fair Value of Derivative Liabilities		284	155
Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		166	194
Fair Value of Derivative Liabilities		66	31
Dominion Energy Gas Holdings, LLC
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		32
Fair Value of Derivative Liabilities		8	11
Fair Value, Measurements, Recurring
Fair Value, Option, Quantitative Disclosures [Line Items]
Total Assets		5,379	4,722
Total Liabilities		284	155
Fair Value, Measurements, Recurring | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Total Assets		2,466	2,200
Total Liabilities		66	31
Fair Value, Measurements, Recurring | Dominion Energy Gas Holdings, LLC
Fair Value, Option, Quantitative Disclosures [Line Items]
Total Assets		32
Total Liabilities		8	11
Fair Value, Measurements, Recurring | Commodity
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		258	262
Fair Value of Derivative Liabilities		197	96
Fair Value, Measurements, Recurring | Commodity | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		166	188
Fair Value of Derivative Liabilities		9	10
Fair Value, Measurements, Recurring | Commodity | Dominion Energy Gas Holdings, LLC
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Liabilities		6	5
Fair Value, Measurements, Recurring | Level 3
Fair Value, Option, Quantitative Disclosures [Line Items]
Total Assets		157	147
Total Liabilities		7	8
Fair Value, Measurements, Recurring | Level 3 | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Total Assets		152	145
Total Liabilities		5	2
Fair Value, Measurements, Recurring | Level 3 | Dominion Energy Gas Holdings, LLC
Fair Value, Option, Quantitative Disclosures [Line Items]
Total Liabilities		2	2
Fair Value, Measurements, Recurring | Level 3 | Commodity
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		157	147
Fair Value of Derivative Liabilities		7	8
Fair Value, Measurements, Recurring | Level 3 | Commodity | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		152	145
Fair Value of Derivative Liabilities		5	2
Fair Value, Measurements, Recurring | Level 3 | Commodity | Dominion Energy Gas Holdings, LLC
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Liabilities		2	$ 2
Fair Value, Measurements, Recurring | Discounted Cash Flow [Member] | Level 3 | FTRs [Member] | Commodity
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		29
Fair Value of Derivative Liabilities		5
Fair Value, Measurements, Recurring | Discounted Cash Flow [Member] | Level 3 | FTRs [Member] | Commodity | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		27
Fair Value of Derivative Liabilities		$ 5
Fair Value, Measurements, Recurring | Discounted Cash Flow [Member] | Level 3 | FTRs [Member] | Commodity | Liabilities | Minimum
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1]	(4)
Fair Value, Measurements, Recurring | Discounted Cash Flow [Member] | Level 3 | FTRs [Member] | Commodity | Liabilities | Minimum | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1]	(4)
Fair Value, Measurements, Recurring | Discounted Cash Flow [Member] | Level 3 | FTRs [Member] | Commodity | Liabilities | Maximum
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1]	6
Fair Value, Measurements, Recurring | Discounted Cash Flow [Member] | Level 3 | FTRs [Member] | Commodity | Liabilities | Maximum | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1]	6
Fair Value, Measurements, Recurring | Discounted Cash Flow [Member] | Level 3 | Natural Gas Liquids [Member] | Dominion Energy Gas Holdings, LLC
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Liabilities		$ 2
Fair Value, Measurements, Recurring | Discounted Cash Flow [Member] | Level 3 | Natural Gas Liquids [Member] | Liabilities | Minimum | Dominion Energy Gas Holdings, LLC
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / DTH	[1]	0
Fair Value, Measurements, Recurring | Discounted Cash Flow [Member] | Level 3 | Natural Gas Liquids [Member] | Liabilities | Maximum | Dominion Energy Gas Holdings, LLC
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / DTH	[1]	1
Fair Value, Measurements, Recurring | Discounted Cash Flow [Member] | Level 3 | Natural Gas Liquids [Member] | Liabilities | Weighted Average | Dominion Energy Gas Holdings, LLC
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / DTH	[1],[2]	1
Fair Value, Measurements, Recurring | Discounted Cash Flow [Member] | Level 3 | Natural Gas Liquids [Member] | Commodity
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Liabilities	[3]	$ 2
Fair Value, Measurements, Recurring | Discounted Cash Flow [Member] | Level 3 | Natural Gas Liquids [Member] | Commodity | Liabilities | Minimum
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / gal	[1]	0
Fair Value, Measurements, Recurring | Discounted Cash Flow [Member] | Level 3 | Natural Gas Liquids [Member] | Commodity | Liabilities | Maximum
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / gal	[1]	2
Fair Value, Measurements, Recurring | Discounted Cash Flow [Member] | Level 3 | Natural Gas Liquids [Member] | Commodity | Liabilities | Weighted Average
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / gal	[1],[2]	1
Fair Value, Measurements, Recurring | Discounted Cash Flow [Member] | Level 3 | Assets | FTRs [Member] | Commodity | Minimum
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1]	(1)
Fair Value, Measurements, Recurring | Discounted Cash Flow [Member] | Level 3 | Assets | FTRs [Member] | Commodity | Minimum | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1]	(1)
Fair Value, Measurements, Recurring | Discounted Cash Flow [Member] | Level 3 | Assets | FTRs [Member] | Commodity | Maximum
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1]	7
Fair Value, Measurements, Recurring | Discounted Cash Flow [Member] | Level 3 | Assets | FTRs [Member] | Commodity | Maximum | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1]	7
Fair Value, Measurements, Recurring | Discounted Cash Flow [Member] | Level 3 | Assets | FTRs [Member] | Commodity | Weighted Average
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1],[2]	2
Fair Value, Measurements, Recurring | Discounted Cash Flow [Member] | Level 3 | Assets | FTRs [Member] | Commodity | Weighted Average | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1],[2]	2
Fair Value, Measurements, Recurring | Discounted Cash Flow [Member] | Level 3 | Natural Gas | Commodity
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets	[4]	$ 84
Fair Value, Measurements, Recurring | Discounted Cash Flow [Member] | Level 3 | Natural Gas | Commodity | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets	[4]	$ 81
Fair Value, Measurements, Recurring | Discounted Cash Flow [Member] | Level 3 | Natural Gas | Assets | Commodity | Minimum
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / DTH	[1]	(2)
Fair Value, Measurements, Recurring | Discounted Cash Flow [Member] | Level 3 | Natural Gas | Assets | Commodity | Minimum | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / DTH	[1]	(2)
Fair Value, Measurements, Recurring | Discounted Cash Flow [Member] | Level 3 | Natural Gas | Assets | Commodity | Maximum
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / DTH	[1]	14
Fair Value, Measurements, Recurring | Discounted Cash Flow [Member] | Level 3 | Natural Gas | Assets | Commodity | Maximum | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / DTH	[1]	7
Fair Value, Measurements, Recurring | Discounted Cash Flow [Member] | Level 3 | Natural Gas | Assets | Commodity | Weighted Average
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / DTH	[1],[2]	0
Fair Value, Measurements, Recurring | Discounted Cash Flow [Member] | Level 3 | Natural Gas | Assets | Commodity | Weighted Average | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / DTH	[1],[2]	(1)
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Electricity | Physical Options [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		$ 43
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Electricity | Physical Options [Member] | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		$ 43
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Assets | Electricity | Physical Options [Member] | Market Price [Member] | Minimum
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1]	22
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Assets | Electricity | Physical Options [Member] | Market Price [Member] | Minimum | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1]	22
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Assets | Electricity | Physical Options [Member] | Market Price [Member] | Maximum
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1]	74
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Assets | Electricity | Physical Options [Member] | Market Price [Member] | Maximum | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1]	74
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Assets | Electricity | Physical Options [Member] | Market Price [Member] | Weighted Average
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1],[2]	37
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Assets | Electricity | Physical Options [Member] | Market Price [Member] | Weighted Average | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1],[2]	37
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Assets | Electricity | Physical Options [Member] | Price Volatility [Member] | Minimum
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[5]	13.00%
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Assets | Electricity | Physical Options [Member] | Price Volatility [Member] | Minimum | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[5]	13.00%
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Assets | Electricity | Physical Options [Member] | Price Volatility [Member] | Maximum
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[5]	63.00%
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Assets | Electricity | Physical Options [Member] | Price Volatility [Member] | Maximum | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[5]	63.00%
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Assets | Electricity | Physical Options [Member] | Price Volatility [Member] | Weighted Average
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[2],[5]	33.00%
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Assets | Electricity | Physical Options [Member] | Price Volatility [Member] | Weighted Average | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[2],[5]	33.00%
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Natural Gas | Physical Options [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		$ 1
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Natural Gas | Physical Options [Member] | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		$ 1
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Natural Gas | Assets | Physical Options [Member] | Market Price [Member] | Minimum
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / DTH	[1]	2
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Natural Gas | Assets | Physical Options [Member] | Market Price [Member] | Minimum | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / DTH	[1]	2
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Natural Gas | Assets | Physical Options [Member] | Market Price [Member] | Maximum
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / DTH	[1]	7
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Natural Gas | Assets | Physical Options [Member] | Market Price [Member] | Maximum | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / DTH	[1]	7
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Natural Gas | Assets | Physical Options [Member] | Market Price [Member] | Weighted Average
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / DTH	[1],[2]	3
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Natural Gas | Assets | Physical Options [Member] | Market Price [Member] | Weighted Average | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / DTH	[1],[2]	3
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Natural Gas | Assets | Physical Options [Member] | Price Volatility [Member] | Minimum
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[5]	26.00%
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Natural Gas | Assets | Physical Options [Member] | Price Volatility [Member] | Minimum | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[5]	26.00%
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Natural Gas | Assets | Physical Options [Member] | Price Volatility [Member] | Maximum
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[5]	54.00%
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Natural Gas | Assets | Physical Options [Member] | Price Volatility [Member] | Maximum | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[5]	54.00%
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Natural Gas | Assets | Physical Options [Member] | Price Volatility [Member] | Weighted Average
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[2],[5]	33.00%
Fair Value, Measurements, Recurring | Option Model [Member] | Level 3 | Natural Gas | Assets | Physical Options [Member] | Price Volatility [Member] | Weighted Average | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[2],[5]	33.00%

[1]	Represents market prices beyond defined terms for Levels 1 and 2.
[2]	Averages weighted by volume.
[3]	Includes NGLs and oil.
[4]	Includes basis.
[5]	Represents volatilities unrepresented in published markets.